CONVERTIBLE NOTES (Tables)	3 Months Ended
Nov. 30, 2017
Debt Disclosure [Abstract]
Schedule of convertible notes payable outstanding
	November 30,	August 31,
	2017	2017
Convertible Notes - originated in September 2017	$1,660,000	$-
Convertible Notes - originated in October 2017	730,125	-
Convertible Notes - originated in November 2017	200,000	-
Less debt discount and debt issuance cost	(658,308)	-
	1,931,817	-
Less current portion of convertible notes payable	(1,931,817)	-
Long-term convertible notes payable	$-	$-